SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 14 – SEGMENT INFORMATION

General information

The segment and geographic information provided in the table below is being reported consistent with the Company's method of internal reporting. Operating segments are defined as components of an enterprise for which separate financial information is available and which is evaluated regularly by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance. The CODM regularly reviews net revenue and gross profit by geographic regions. The Company's products and services operate in two reportable segments; identity management and payment processing.

Information about revenue, profit/loss and assets

The CODM evaluates performance and allocates resources based on net revenue and operating results of the geographic region as the current operations of each geography are either primarily identity management or payment processing. Identity management revenue is generated in North America and Africa and payment processing revenue is earned in South America which are the three geographic regions of the Company. We have included the lease income in payment processing as the leases are related to unattended ticketing kiosks.

Long lived assets are in North America, South America and Africa. Most assets are intangible assets recorded from the acquisition of MultiPay (South America) in 2015 and FIN Holdings (North America and Africa) in 2016. Assets for North America, South America and Africa amounted to approximately $8.9 million, $0.3 million and $0.3 million.

Analysis of revenue by segment and geographic region and reconciliation to consolidated revenue, gross profit, and net loss are provided below. The Company has included in the schedule below an allocation of corporate overhead based on management's estimate of resource requirements.

(unaudited)

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2020	2019	2020	2019
Net Revenues:
North America	$135,698	$146,583	$269,252	$373,624
South America	72,133	120,613	185,757	245,941
Africa	113,288	377,765	659,899	765,774
	321,119	644,961	1,114,908	1,385,339

Identity Management	248,986	524,348	929,151	1,139,398
Payment Processing	72,133	120,613	185,757	245,941
	321,119	644,961	1,114,908	1,385,339

Loss From Operations
North America	(670,183)	(681,690)	(1,076,575)	(1,419,652)
South America	(1,803,784)	(1,220,869)	(3,015,936)	(2,477,821)
Africa	(332,654)	(181,979)	(1,386,718)	(355,439)
	(2,806,621)	(2,084,538)	(5,479,229)	(4,252,912)

Identity Management	(1,002,837)	(863,669)	(2,463,293)	(1,775,091)
Payment Processing	(1,803,784)	(1,220,869)	(3,015,936)	(2,477,821)
	(2,806,621)	(2,084,538)	(5,479,229)	(4,252,912)

Interest Expense	(310,153)	(93,260)	(489,203)	(180,150)
Other income/(expense)	(342,082)	6,271	(1,317,971)	12,497

Loss before income taxes	(3,458,856)	(2,171,527)	(7,286,403)	(4,420,565)

Income tax expense	(3,592)	(4,264)	(12,466)	(17,965)

Net loss	$(3,462,448)	$(2,175,791)	$(7,298,869)	$(4,438,530)

NOTE 15 – SEGMENT INFORMATION

General information

The segment and geographic information provided in the table below is being reported consistent with the Company's method of internal reporting. Operating segments are defined as components of an enterprise for which separate financial information is available and which is evaluated regularly by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance. The CODM regularly reviews net revenue and gross profit by geographic regions. The Company products and services operate in two reportable segments; identity management and payment processing.

Information about revenue, profit/loss and assets

The CODM evaluates performance and allocates resources based on net revenue and operating results of the geographic region as the current operations of each geography are either primarily identity management or payment processing. Identity management revenue is generated in North America and Africa and payment processing is earned in South America which are the three geographic regions of the Company. We have included the lease income in payment processing are the leases are related to unattended ticking kiosks.

Long lived assets are in North America, South America and Africa. Most assets are intangible assets recorded from the acquisition of MultiPay (South America) in 2015 and FIN Holdings (North America and Africa) in 2016. Assets for North America, South America and Africa amounted to approximately $9.1 million, $0.4 million and $1.4 million, respectively, of which $4.2 million, $0.0 million and $1.2 million related to goodwill as of December 31, 2019.

Analysis of revenue by segment and geographic region and reconciliation to consolidated revenue, gross profit, and net loss are provided below. The Company has included in the schedule below an allocation of corporate overhead based on management's estimate of resource requirements.

	Year Ended December 31,
	2019	2018
Net Revenues:
North America	$642,313	$1,941,866
South America	455,475	476,234
Africa	1,454,257	1,410,893
	2,552,045	3,828,993

Identity Management	2,096,570	3,352,759
Payment Processing	455,475	476,234
	2,552,045	3,828,993

Loss From Operations
North America	(3,536,664)	(1,959,125)
South America	(5,186,550)	(6,540,029)
Africa	(1,362,535)	(824,065)
	(10,085,749)	(9,323,219)

Identity Management	(4,899,199)	(2,783,190)
Payment Processing	(5,186,550)	(6,540,029)
	(10,085,749)	(9,323,219)

Interest Expense	(375,598)	(757,801)
Other income/(expense)	23,920	83,649

Loss before income taxes	(10,437,427)	(9,997,371)

Income tax expense	(62,931)	(30,242)

Net loss	$(10,500,358)	$(10,027,613)